INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS [Abstract]
Schedule of short term investments

	As of December 31,2014
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
Assets
Short-term investments
Structured deposit	71,306	-	(1,124)	-	70,182	11,311

Schedule of long term investments
	As of December 31, 2013	As of December 31, 2014	As of December 31, 2014
	RMB	RMB	US$
Cost Method Investments
Private companies	-	5,114	824
Limited partnerships	-	1,538	248

	-	6,652	1,072